SHORT-TERM DEBT AND LONG-TERM DEBT	12 Months Ended
Dec. 31, 2023
SHORT-TERM DEBT AND LONG-TERM DEBT
SHORT-TERM DEBT AND LONG-TERM DEBT

NOTE 15 – SHORT-TERM DEBT AND LONG-TERM DEBT

Loans and financing are as follows:

	2023	2022
Ten/Thirty Year Bonds	7,051,637	8,514,787
Other loans	3,028,038	2,664,830
Total Loans and Financing	10,079,675	11,179,617
Current	1,783,201	2,492,262
Non-current	8,296,474	8,687,355

Principal amount of loans and Financing	9,903,534	11,029,354
Interest accrued of loans and Financing	176,141	150,263
Total	10,079,675	11,179,617

As of December 31, 2023, the nominal weighted average cost of debts denominated in US dollars is 5.68% p.a. (5.31% p.a. on December 31, 2022), for debts denominated in Real of 104.9% of the CDI p.a. (102.88% of the CDI p.a. on December 31, 2022) and for other currencies 6.49% p.a. (7.42% p.a. on December 31, 2022).

Loans and financing denominated in Brazilian reais are indexed to fixed rates or CDI (Interbank Deposit Certificate).

Summary of loans and financing by currency:

	2023	2022
Brazilian Real (BRL)	2,667,065	1,273,180
U.S. Dollar (USD)	7,169,183	9,581,266
Other currencies	243,427	325,171
	10,079,675	11,179,617

The amortization schedules of long-term loans and financing are as follows:

	2023	2022
2024	—	809,098
2025	1,156,718	410,840
2026	168,374	10,410
2027	2,001,442	2,236,582
2028 on	4,969,940	5,220,425
	8,296,474	8,687,355

a) Credit Lines

In September 2022, the Company completed the renewal of the Global Credit Line in the total amount of US$ 875 million (equivalent to R$ 4,236 million as of December 31, 2023) with maturity in September 2027. The transaction aims to provide liquidity to operations in North America and Latin America, including Brazil. The companies Gerdau S.A., Gerdau Açominas S.A. and Gerdau Aços Longos S.A. provide guarantee for this transaction. As of December 31, 2023, no amount of this credit line was used.

The Company and its subsidiaries are not subject to default clauses (covenants) linked to financial ratios. Non-financial performance clauses have been complied with.

b) Main debt funding and amortization

In May 2023, the subsidiaries Gerdau Açominas S.A. and Gerdau Aços Longo S.A. got loans with top-tier financial institutions, in the amount of R$ 750 million and maturing in 2 years.

In September 2023, Gerdau S.A. and the subsidiaries Gerdau Açominas S.A. and Gerdau Aços Longos S.A. raised debt from top-tier financial institutions, in the amount of R$ 600.5 million with a maturity period of up to 3 years. This funding was carried out in conjunction with a protective derivative financial instrument, with the objective of represent, in the set of two operations, a cost indexed to the CDI.

Regarding debt amortizations in the year, the subsidiary Gerdau Trade Inc. made the total payment of its Bonds that matured in April/23 in the amount of US$ 188.3 million (equivalent to R$ 931.1 million on the settlement date).